Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Segment Expenses

Revenue, significant segment expenses, and net loss provided to the CODM are as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Revenue	$669,489	$510,894	$412,977
Data and streaming rights	(246,516)	(188,053)	(153,802)
Media direct costs	(76,306)	(55,230)	(39,913)
Other direct variable costs	(59,074)	(54,839)	(57,367)
Employee expenses	(159,088)	(138,021)	(120,382)
Capitalized software development costs	56,967	51,963	44,158
Overhead costs	(105,576)	(54,678)	(43,704)
Other segment items (1)	(191,477)	(135,076)	(127,501)
Net loss	$(111,581)	$(63,040)	$(85,534)

(1)
Other segment items include transaction expenses, stock-based compensation, amortization of internally developed software costs, other depreciation and amortization, interest (expense) income, net, gain (loss) on fair value remeasurement of contingent consideration, change in fair value of derivative warrant liabilities, loss on abandonment of assets, gain (loss) on foreign currency, income tax benefit (expense), gain from equity method investment and gain (loss) on disposal of assets

Schedule of Revenues by Geographic Market	Revenues by geographical market consist of the following (in thousands):

	Year Ended December 31,
	2025	2024	2023
Revenue by geographical market:
Americas	$315,944	$224,587	$169,149
Europe	312,341	255,507	222,415
Rest of the world	41,204	30,800	21,413
Total	$669,489	$510,894	$412,977

Summary of Long-lived Assets, Including Property and Equipment, Net and Operating Lease Right-of-use Assets, Within Geographic Areas

The following is a summary of long-lived assets, including property and equipment, net and operating lease right-of-use assets, within geographic areas (in thousands):

	December 31,	December 31,
	2025	2024
Long-lived assets by geographic region:
United States of America	$29,123	$6,768
Italy	12,248	4,243
United Kingdom	11,451	7,575
Colombia	3,696	4,174
Bulgaria	1,547	2,223
Rest of the world	2,578	1,521
Total	$60,643	$26,504